Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award options grants in period gross		1,662,897
Share-based compensation arrangement by share-based payment award options grants in period Weighted average exercise price		$ 0.90
Meger Services [Member]
Related Party Transaction [Line Items]
Due to Related Parties		$ 142	$ 0
Share-based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, accelerated vesting, number	814,272
Non Executive Officers and Board Members [Member] | Share-based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award options grants in period gross		321,777	3,347,705	1,089,195
Share-based compensation arrangement by share-based payment award options grants in period Weighted average exercise price		$ 1.04	$ 0.86	$ 0.86
Share Based Compensation Arrangement by Share Based Payment Award Options Granted in Period Fair Value		$ 1,266
Non Executive Officers and Board Members [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Nonvested award cost not yet recognized period for recognition		3 years
Non Executive Officers and Board Members [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Nonvested award cost not yet recognized period for recognition		4 years
Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award non option equity instruments granted		7,398
Nonvested award cost not yet recognized period for recognition		3 years
dummy		$ 55
Executive [Member]
Related Party Transaction [Line Items]
Accrued Bonuses		179	$ 92
Executive [Member] | Cash Bonus [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 1,545
Executive [Member] | Share-based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, accelerated vesting, number	814,272
Share-based Payment Arrangement, Accelerated Cost	$ 3,396
Executive or Member of Board of Directors [Member]
Related Party Transaction [Line Items]
Term Of Employment		5 years
Term Of Employment Ending Month Year		2025-01